SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian statutory tax rate	15.00%	15.00%
Provincial income taxes, net of federal benefit	12.05%	1.17%
Foreign rate differential	0.09%	0.00%
Amortization of debt discount	(3.09%)	(8.20%)
Derivatives	0.00%	10.75%
Stock based compensation	(6.32%)	0.00%
Change in valuation allowance	(21.33%)	(20.25%)
Foreign Exchange Rate Change	3.16%	1.53%
Other	0.44%	0.00%
Totals	0.00%	0.00%